Summary of Significant Accounting Policies	12 Months Ended
Mar. 31, 2022
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)	Basis of presentation and consolidation
The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”).
On March 18, 2022, the Company announced to change the ratio of its American Depositary Shares (“
ADSs
”) to its Class A ordinary shares (the “
ADS Ratio
”), par value US$0.00001 per share, from the current ADS Ratio of one (1) ADS to twenty-five (25) Class A ordinary share to a new ADS Ratio of one (1) ADS to three hundred (300)
Class A ordinary shares. The change in the ADS Ratio was effective on March 28, 2022. The number of ADSs and net loss per ADS as disclosed elsewhere in these consolidated financial statements have been retrospectively adjusted, where applicable.
Significant accounting policies followed by the Group in the preparation of the accompanying consolidated financial statements are summarized below.

(b)	Principles of consolidation
The consolidated financial statements include the financial statements of the Company, its subsidiaries, the consolidated VIEs and VIEs’ subsidiaries for which the Company is the ultimate primary beneficiary.
Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power, or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors.
A VIE is an entity in which the Company, or its subsidiaries, through Contractual Agreements, has the power to direct activities, bears the risks of, and enjoys the rewards normally associated with, ownership of the entity, and therefore the Company or its subsidiaries are the primary beneficiary of the entity.
All transactions and balances among the Company, its subsidiaries, the consolidated VIEs and VIEs’ subsidiaries have been eliminated upon consolidation.

(c)	Business combination and non-controlling interests
The Company accounts for its business combinations using the acquisition method of accounting. Transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets and liabilities acquired or assumed are measured separately at their fair values as of the acquisition date, irrespective of the extent of any non-controlling
interests. The excess of (i) the total costs of acquisition, fair value of the non-controlling
interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the Consolidated Statements of Operations and Comprehensive Loss. During the measurement period, which can be up to one year from the acquisition date, the Company may record adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill. Upon the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded to the Consolidated Statements of Operations and Comprehensive Loss.
In a business combination achieved in stages, the Company
re-measures
the previously held equity interest in the acquiree immediately before obtaining control at its acquisition-date fair value and the re-measurement
gain or loss, if any, is recognized in the Consolidated Statements of Operations and Comprehensive Loss.
When there is a change in ownership interests or a change in contractual arrangements that results in a loss of control of a subsidiary or consolidated VIE, the Company deconsolidates the subsidiary or consolidated VIE from the date control is lost. Any retained non-controlling
investment in the former subsidiary or consolidated VIE is measured at fair value and is included in the calculation of the gain or loss upon deconsolidation of the subsidiary or consolidated VIE.
For the Company’s majority-owned subsidiaries, consolidated VIEs and VIEs’ subsidiaries, non-controlling
interests are recognized to reflect the portion of their equity that is not attributable, directly or indirectly, to the Company as the controlling shareholder.
Non-controlling
interests are classified as a separate line item in the equity section of the Group’s Consolidated Balance Sheets and have been separately disclosed in the Group’s Consolidated Statements of Operations and Comprehensive Loss to distinguish the interests from that of the Company.

(d)	Use of estimates
The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent liabilities at the balance sheet date, and the reported revenues and expenses during the reported period in the consolidated financial statements and accompanying notes. Significant accounting estimates are used for, but not limited to, the valuation and recognition of share-based compensation arrangements, fair value of available-for-sale
debt securities, recoverability of receivables, assessment for impairment of long-lived assets, intangible assets and goodwill and useful lives of intangible assets. Actual results may differ materially from those estimates.

(e)	Foreign currency translation
The Group’s reporting currency is Renminbi (“RMB”). The functional currency of the Group’s entities incorporated in Cayman Islands and Hong Kong, China (“HK”) is the United States dollars (“US$”). The Group’s PRC subsidiaries, consolidated VIEs and VIEs’ subsidiaries determined their functional currency to be RMB.
Transactions denominated in currencies other than the relevant functional currency are translated into the functional currency at the exchange rates quoted by authoritative banks prevailing at the dates of the transactions. Exchange gains and losses resulting from those foreign currency transactions denominated in a currency other than the functional currency are recorded as a component of Other income, net in the Consolidated Statements of Operations and Comprehensive Loss. Total foreign exchange gains/(losses) were a loss of RMB4,136, a gain of RMB5,574 and a gain of RMB1,214 for the years ended March 31, 2020, 2021 and 2022, respectively.
The financial statements of the Group entities that use US$ as functional currency are translated from the functional currency into RMB for preparation of the consolidated financial statements of the Group. Assets and liabilities denominated in foreign currencies are translated into RMB using the applicable exchange rates at the balance sheet date. Equity accounts other than earnings generated in current period are translated into RMB at the appropriate historical rates. Revenues, expenses, gains and losses are translated into RMB using the periodic average exchange rates. The resulting foreign currency translation adjustments are recorded in accumulated other comprehensive income/(loss) as a component of shareholders’ equity. Total foreign currency translation adjustments recorded in the Group’s other comprehensive income/(loss) were a gain of RMB
105,433, a loss of RMB72,993 and a loss of RMB17,400 for the years ended March 31, 2020, 2021 and 2022, respectively.

(f)	Convenience translation
Translations of the Consolidated Balance Sheets, the Consolidated Statements of Operations and Comprehensive Loss and the Consolidated Statements of Cash Flows from RMB into US$ as of and for the year ended March 31, 2022 are solely for the convenience of the readers and were calculated at the rate of US$1.00=RMB6.3393, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on March 31, 2022. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on March 31, 2022, or at any other rate.

(g)	Fair value measurement
Financial instruments
Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities measured at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.
Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

•	Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

•
Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical asset or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

•	Level 3 applies to asset or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.
Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future cash flows to a single present value amount. The measurement is based on the value indicated by current market expectations about those future cash flows. The cost approach is based on the amount that would currently be required to replace an asset.
The Company’s financial instruments include cash and cash equivalents, short-term investments, loan receivables, prepayments and other current assets, amounts due from related parties, accounts payable, amounts due to related parties, accruals and other current liabilities and short-term borrowings. The carrying amounts of loan receivables, prepayments and other current assets, accounts payable, accruals and other current liabilities and short-term borrowing approximate their fair value due to their relatively short maturity.

(h)	Cash and cash equivalents
Cash and cash equivalents consist of cash on hand, deposits held by financial institutions as well as highly liquid investments, which have original maturities of three months or less and are readily convertible to known amount of cash.

(i)	Restricted cash
Cash that is restricted as to withdrawal or for use or pledged as security is reported separately on the Consolidated Balance Sheets. The Group’s restricted cash mainly represents deposits held in designated bank accounts as security for payment processing. Restricted cash with an expected collection period within one year is classified as current assets in the Consolidated Balance Sheets. Restricted cash is included with cash and cash equivalents when reconciling the beginning-of-period
and
end-of-period
total amounts shown on the Consolidated Statement of Cash Flows.

(j)	Short-term investments
Short-term investments are comprised of (i) time deposits placed with banks with original maturities longer than three months but less than one year, (ii) investments in wealth management products issued by banks, primarily with the pre-agreed
fixed interest rate or variable interest rates and with original maturities within one year, and (iii) equity securities with readily determinable fair value. The time deposits and wealth management products are generally not permitted to be redeemed early or are subject to penalties for redemption prior to maturity. The short-term investments are stated at fair value. Changes in the fair value are reflected in the Consolidation Statement of Operations and Comprehensive Loss.

(k)	Loan receivables, net
Loan receivables represent the funds extended by the Group to qualified merchants and users through its factoring arrangements. The loan periods generally range from 1 month to 12 months. The loan receivables are measured at amortized cost and net of allowance for doubtful accounts.
The Group considers many factors in assessing the collectability of its loan receivable, such as the age of the amounts due, the payment history, creditworthiness and financial conditions of the borrowers, to determine the allowance percentage of the overdue balances. The Group adjusts the allowance balance periodically when there are significant differences between estimated and actual bad debts. An allowance for doubtful accounts is recorded in the period in which a loss is determined probable.
If the loan receivable with allowance for doubtful accounts is subsequently collected, the previously recognized allowance for doubtful accounts is reversed. The amount of reversal is recognized in the Consolidated Statements of Operations and Comprehensive Loss.

(l)	Inventories, net
Inventories, consisting of products available for sale, are stated at the lower of cost and net realizable value. Cost of inventory is determined using the weighted average cost method. Adjustments are recorded to write down the cost of inventory to the estimated net realizable value due to slow-moving merchandise and damaged goods, which is dependent upon factors such as historical and forecasted consumer demand, and promotional environment. The Group takes ownership, risks and rewards of the products purchased. Write downs of nil, RMB1,696 and RMB97 are recorded in cost of revenues in the Consolidated Statements of Operations and Comprehensive Loss for the years ended March 31, 2020, 2021 and 2022, respectively.

(m)	Property, equipment and software, net
Property, equipment and software are stated at cost less accumulated depreciation and impairment. Property, equipment and software are depreciated at rates sufficient to write off their costs less impairment and residual value, if any, over the estimated useful lives on a straight-line basis. The estimated useful lives are as follows:

Electronic equipment	3 years
Furniture and office equipment	5 years
Computer softwares	3- 10 years
Vehicles	5 years
Leasehold improvements	Shorter of the expected use life or the lease term
Repairs and maintenance costs are charged to expense as incurred. Retirements, sales and disposals of assets are recorded by removing the costs, accumulated depreciation and impairment with any resulting gain or loss recognized in the Consolidated Statements of Operations and Comprehensive Loss.

(n)	Intangible assets, net
Intangible assets purchased from third parties are initially recorded at cost. The Group performs a valuation of the identifiable intangible assets acquired in a business combination to determine the relative fair value to be assigned to each asset acquired. The intangible assets are amortized using the straight-line method or other method which reflects the pattern in which the asset’s economic benefits are consumed over the estimated economic useful lives of the assets.
The estimated useful lives of intangible assets are as follows:

Domain name	5-20 years
Trademarks	4-10 years
Insurance agency license	20 years
Broadcasting license	4-5 years
Buyer and customer relationship	5 years
Brand	2-8 years
Technology	2-5 years
Strategic business resources	3-5 years
The Group recorded impairment charges for intangible assets
 of nil, nil and RMB48,890 (Note 12) for the years ended March 31, 2020, 2021 and 2022, respectively.

(o)	Goodwill
Goodwill represents the excess of the purchase price over the fair value of the identifiable assets and liabilities acquired in a business combination.
Goodwill is not depreciated or amortized but is tested for impairment on an annual basis as of March 31, and in between annual tests when an event occurs or circumstances change that could indicate that the asset might be impaired. In accordance with the FASB guidance on “Testing of Goodwill for Impairment” a company first has the option to assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If the company decides, as a result of its qualitative assessment, that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is mandatory. Otherwise, no further testing is required. The quantitative impairment test consists of a comparison of the fair value of each reporting unit with its carrying amount, including goodwill.

An impairment charge is recognized for the amount by which the carrying amount exceeds the reporting unit’s fair value. Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, assigning assets and liabilities to reporting units, assigning goodwill to reporting units, and determining the fair value of each reporting unit. The Company estimates the fair value of its reporting units using the income approach (discounted cash flows) methodology of valuation. The judgment in estimating the fair value of reporting units includes estimating future cash flows, determining appropriate discount rates and making other assumptions. Changes in these estimates and assumptions could materially affect the determination of fair value for each reporting unit. As of March 31, 2021, the Group had only one reporting unit. Since the Company acquired Ruisha Technology in July 2021, the Company now has two reporting units.

(p)	Investments
The Group’s investments include equity method investments and available-for-sale
security investments.
The Group has investments in privately held companies. The Group applies the equity method of accounting to account for an equity investment, in common stock or in-substance
common stock, over which it has significant influence but does not own a majority equity interest or otherwise control.
An investment in
in-substance
common stock is an investment in an entity that has risk and reward characteristics that are substantially similar to that entity’s common stock. The Group considers subordination, risks and rewards of ownership and obligation to transfer value when determining whether an investment in an entity is substantially similar to an investment in that entity’s common stock.
Under the equity method, the Group’s share of the post-acquisition profits or losses of the equity investee are recorded in share of results of equity investee in the Consolidated Statements of Operations and Comprehensive Loss. The excess of the carrying amount of the investment over the underlying equity in net assets of the equity investee represents goodwill and intangible assets acquired. When the Group’s share of losses in the equity investee equals or exceeds its interest in the equity investee, the Group does not recognize further losses, unless the Group has incurred obligations or made payments or guarantees on behalf of the equity investee. If the investee subsequently reports earnings the Group resumes applying the equity method by only recognizing such income to the extent it exceeds previously unrecognized cumulative losses,
Investments in debt securities and investments in equity securities that have readily determinable fair values, are accounted for as available-for-sale
security investments, and are carried at estimated fair value with the aggregate unrealized gains and losses related to these investments, net of taxes, reported through other comprehensive income. Realized gains or losses are charged to earnings during the period in which the gains or losses are realized. Gain or losses are realized when such investments are sold or when dividends are declared or payments are received or when other than temporarily impaired.
Currently, the maturities for debt securities the Group held are longer than 12 months and the Company does not expect to convert securities to cash within one year.
The Group continually reviews its investments to determine whether a decline in fair value to below the carrying value is other-than-temporary. The primary factors the Group considers in its determination are the duration and severity of the decline in fair value; the financial condition, operating performance and the prospects of the equity investee; and other company specific information such as recent financing rounds. If the decline in fair value is deemed to be other-than-temporary, the carrying value of the investment is written down to fair value.

(q)	Impairment of long-lived assets
Long-lived assets are evaluated for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be fully recoverable or that the useful life is shorter than the Group had originally estimated. When these events occur, the Group evaluates the impairment for the long-lived assets by comparing the carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, the Group recognizes an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets.
(r)	Short-term borrowings
Borrowings are recognized initially at fair value, net of debt discounts or premiums, debt issuance costs and other incidental fees. Debt discounts or premiums, debt issuance costs and other incidental fees are recorded as a reduction of the proceeds received and the related accretion is recorded as interest expense in the Consolidated Statements of Operations and Comprehensive Loss over the estimated term of the facilities using the effective interest method. As of March 31, 2022, the Company had short-term borrowings from one financial institution of RMB10,064 with an interest rate of 6.8% per annum. The borrowings were repayable in less than 12 months.
(s)	Revenue recognition
The Group adopted ASC Topic 606, “Revenue from Contracts with Customers” for all periods presented. Consistent with the criteria of Topic 606, the Group recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to receive in exchange for those goods or services.
To achieve that core principle, the Group applies five steps defined under Topic 606. The Group assesses its revenue arrangements against specific criteria in order to determine if it is acting as principal or agent. Revenue arrangements with multiple performance obligations are divided into separate units of accounting. The Group allocates the transaction price to each performance obligation based on the relative standalone selling price of the goods or services provided. Revenue is recognized upon transfer of control of promised goods or services to a customer.
Revenue is recorded net of
value-added-tax.
Revenue recognition policies for each type of revenue stream are analyzed as follows:
Commission revenues
The Group operates its online platform as a marketplace for merchants to sell their merchandise to the users and also provides integrated platform-wide services. When the transactions are completed on the Group’s platform, the Group charges merchants commissions at their respective agreed percentage of the amount of merchandise sold by merchants. The Group has determined that services to enable the successful merchandise transactions on the Group’s marketplace and integrated promotional related services are separate performance obligations. For the year ended March 31, 2022, commission revenue only related to the obligation to enable successful merchandise transactions. There was no commission revenue recognized in fiscal 2022 related to integrated promotional related services. The Group applies the practical expedient that allocates the commission revenues for the integrated services to the respective day on which the Group has the right to invoice. The Group does not control the underlying merchandise provided by merchants before they are transferred to users, as the Group is not responsible for fulfilling the promise to provide the merchandise to users and has no inventory risk before the merchandise are transferred to the users or after the control is transferred to the users. In addition, the Group has no discretion in establishing prices of the merchandise provided by merchants. Revenues are recognized on a net basis by the Group as an agent to the extent of the commission the Group earns at the point of users’ acceptance of merchandise.
Commission fees are refundable if and when users return the merchandise to merchants and the refund is recognized as variable consideration. The Group determines the amount of consideration to which the Group expects to be entitled subject to constraint that it is probable that a significant reversal in the cumulative amount of revenue recognized will not occur when the uncertainty is resolved. The Group recognizes the amounts received for which the Group does not expect to be entitled as a refund liability when it transfers service to merchants as an agent. At the end of each reporting period, the Group updates its assessment of amounts for which it expects to be entitled in exchange for the transferred services and makes a corresponding change to the amount of commission revenue recognized.
Marketing services revenues
The Group provides marketing services to merchants and brand partners that help them promote their products in designated areas on the Group’s platform directly or via social network platforms over particular periods of time that will then divert users back to the Group’s platform. Such service revenues are charged at fixed prices or at prices established through the Group’s online auction system. In general, merchants and brand partners need to prepay for the marketing services. Revenue is recognized ratably over the period during which the content is displayed, or when the content or offerings are clicked or viewed, or when an underlying sales transaction is completed by a merchant.
Financing solutions revenues
Financing solutions include loans to users and merchants through factoring arrangements. The Group extends loans to users by making payments to merchants on behalf of users. In this manner, the Group purchases merchants’ receivables due from respective users without recourse and charges a service fee (which includes a financing component) to users based on the principal and repayment terms. The Group also extends loans to merchants by purchasing their accounts receivables from users with recourse and charges a service fee to merchants based on the principal. The Group records loan receivables when the cash is advanced to the users or merchants. The service fees are recognized over the term of loans.
Financing solutions also include the services to facilitate the financial institutions to provide loans to merchants and users through the Group’s online platform and services to manage repayments. The service fees are charged to the borrowers based on agreed rates of the principal and are allocated between facilitation service and repayment management service in the same transaction based on the relative standalone selling price of each. Revenue is recognized when the fund is drawn down by the borrowers for the facilitation service or over the financing period on a straight-line basis for the repayment management service.
Technology services revenues
The Group provides technology services to corporate customers who operate through the Group’s online platform and third-party platforms. Fees are fixed or charged as agreed percentages of the amount of the successful transactions of the customers. Revenue from technology services is recognized when the services are rendered, ratably over the period during which the services are provided, or upon the completion of successful transactions.
Other revenues
Other revenues are mainly comprised of the revenues from online direct sales and other services.
The Group sells certain merchandise products through online direct sales. The Group recognizes the product revenues from the online direct sales on a gross basis as the Group is primarily obligated in these transactions, is subject to inventory risk, has latitude in establishing prices and selecting suppliers, or has met several but not all of these indicators. The Group recognizes online direct sales revenue net of discounts and return allowance when the merchandise products are delivered to and control passes to users. Return allowances, which reduce net revenues, are estimated based on historical experiences.
Other services primarily comprise (i) promotion services that the Group provided to financial institutions and (ii) logistic services to merchants. Revenue is recognized when the services are rendered.
Remaining performance obligations
Revenue allocated to remaining performance obligations represents that portion of the overall transaction price that has been received (or for which the Group has an unconditional right to payment) allocated to performance obligations that the Group has not yet fulfilled, which is presented as deferred revenue that has not yet been recognized. As of March 31, 2022, remaining performance obligations reprensent advance payments received by the Group for future technology services provide to brand customers. The aggregate amount of transaction price allocated to remaining performance obligations was RMB3,178.

(t)	User incentives
In order to promote its online platform and attract more registered users, from time to time, the Group at its own discretion issues vouchers in various forms to users without any concurrent transactions in place or any substantive action needed from the recipient. These vouchers can be used in purchase of goods in a broad range of merchants as an immediate discount of their next purchase, some of which can only be used when the purchase amount exceeds pre-defined
threshold. The Group settles with the merchants in cash for the vouchers used by the users. As the users are required to make future purchases of the merchants’ merchandises to redeem the vouchers, the Group recognizes the amounts of redeemed vouchers as marketing expenses when future purchases are made. During the years ended March 31, 2020, 2021 and 2022, the Group recorded marketing expenses related to the vouchers of RMB73,795, RMB46,676 and RMB34,365, respectively.
(u)	Cost of revenue
Cost of revenue is comprised of primarily payroll costs including share-based compensation expenses, information technology related expenses, cost of inventory, payment handling costs, depreciation expenses, rental expenses, warehousing and logistic expenses and other costs.

(v)	Sales and marketing expenses
Sales and marketing expenses are comprised primarily of promotion expenses, payroll costs including share-based compensation expenses, depreciation expenses and other daily expenses which are related to the sales and marketing departments.

(w)	Research and development expenses
Research and development expenses are expensed as incurred and primarily consist of staff costs including share-based compensation expenses, rental expenses and other expenses. The Company expenses all costs that are incurred in connection with the planning and implementation phases of development and costs that are associated with repair or maintenance of the existing websites and mobile applications or the development of software, mobile application and website content.

(x)	General and administrative expenses
General and administrative expenses consist of staff costs including share-based compensation expenses and related expenses for employees involved in general corporate functions, including accounting, finance, tax, legal and human relations; and costs associated with use by these functions of facilities and equipment, such as depreciation expenses, rental and other general corporate related expenses.

(y)	Government grants
Government grants represent cash subsidies received from
 the
PRC government. Cash subsidies which have no defined rules and regulations to govern the criteria necessary for companies to enjoy the benefits are recognized as other income when received. Total government grants received were RMB13,938, RMB15,819 and RMB8,608 for the years ended March 31, 2020, 2021 and 2022, respectively.

(z)	Operating leases
Under ASC 840, leases where substantially all the rewards and risks of ownership of assets remain with the lessor are accounted for as operating leases. The Group leases office space under operating lease agreements with initial lease term
s
up to five years. Rental expense is recognized from the date of initial possession of the leased property on a straight-line basis over the term of the lease. Certain lease agreements contain rent holidays, which are recognized on a straight-line basis over the lease term. Lease renewal periods are considered on a lease-by-lease
basis and are generally not included in the initial lease terms.
The Group has no capital leases during the periods presented.

(aa)	Share-based compensation
The Company grants restricted share units (“RSUs”) and share options of the Company to eligible employees, non-employee
consultants and accounts for these share-based awards in accordance with ASC 718 Compensation — Stock Compensation and ASC
505-50
Equity-Based Payments to
Non-Employees.
Employees’ share-based awards are measured at the grant date fair value of the awards and recognized as expenses a) immediately at grant date if no vesting conditions are required; or b) using the straight-line method, net of actual forfeitures, over the requisite service period, which is the vesting period.
All transactions in which goods or services are received in exchange for equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instrument issued, whichever is more reliably measurable.
The Group adopted Accounting Standards Update (“ASU”)
2018-07,
Compensation—Stock Compensation (Topic 718): Improvements to
Non-employee
Share-Based Payment Accounting for the year ended March 31, 2021. Upon the adoption of this guidance, the Company no longer re-measures
equity-classified share-based awards granted to consultants or non-employees
at each reporting date through the vesting date and the accounting for these share-based awards to consultants or non-employees
and employees will be substantially aligned. The impact of the adoption is not material.

Before the Group’s IPO, the fair value of the RSUs was assessed using the income approach/discounted cash flow method, with a discount for lack of marketability given that the shares underlying the awards were not publicly traded at the time of grant. This assessment required complex and subjective judgments regarding the Company’s projected financial and operating results, its unique business risks, the liquidity of its ordinary shares and its operating history and prospects at the time the grants were made. After the IPO, the fair value of the RSUs is determined based on the quoted market price of ordinary shares on the grant date.
In addition, the binomial option-pricing model is used to measure the value of share options. The determination of the fair value of share options is affected by the fair value of the ordinary shares as well as assumptions regarding a number of complex and subjective variables, including the expected share price volatility, actual and projected employee and nonemployee share option exercise behavior, risk-free interest rates and expected dividend yield. Binomial option-pricing model incorporates the assumptions about grantees’ future exercise patterns. The fair value of these awards was determined with the assistance from an independent valuation firm using management’s estimates and assumptions.
The assumptions used in share-based compensation expense recognition represent management’s best estimates, but these estimates involve inherent uncertainties and application of management judgment. If factors change or different assumptions are used, the share-based compensation expenses could be materially different for any period. Moreover, the estimates of fair value of the awards are not intended to predict actual future events or the value that ultimately will be realized by grantees who receive share-based awards, and subsequent events are not indicative of the reasonableness of the original estimates of fair value made by the Company for accounting purposes.
In accordance with ASU
2016-09,
the Group makes an entity-wide accounting policy election to account for forfeitures when they occur.
According to ASC 718, a change in any of the terms or conditions of RSUs or share options shall be accounted for as a modification of the plan. Therefore, the Group calculates incremental compensation cost of a modification as the excess of the fair value of the modified RSUs or share options over the fair value of the original RSUs or share options immediately before their terms are modified, measured based on the share price and other pertinent factors at the modification date. For vested RSUs or share options, the Group would recognize incremental compensation cost in the period the modification occurs and for unvested RSUs or share options, the Group would recognize, over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original awards on the modification date.

(ab)	Treasury stock
Effective May 30, 2019, May 28, 2020, September 13, 2020 and August 26, 2021, the Board of Directors approved share repurchase programs to repurchase shares up to US$15 million, US$10 million, US$10 million and US$10million, respectively, worth of outstanding ADSs/class A ordinary share of the Company over the next 12 months of each date.
Each one of ADSs represents 300
class A ordinary share (Note 2(a)). The share repurchases may be made from time to time in the open market at prevailing market prices, in privately negotiated transactions, in block trades and/or through other legally permissible means, depending on market conditions and in accordance with applicable rules and regulations. The Company’s board of directors will review the share repurchase program periodically and may authorize adjustment of its terms and size. The Company expects to fund repurchases made under this program from its existing funds.
These repurchased ADSs/class A ordinary shares were recorded as treasury stock and were accounted for under the cost method. Under the cost method, when the Company’s shares are acquired for purposes other than retirement, the costs of the acquired stock will be shown separately as a deduction from the total of capital stock. No repurchased shares of common stock have been retired. Up to March 31, 2022, 80,656,025 Class A Ordinary Shares were repurchased with a total consideration of US$6,095 (RMB40,617), at a weighted average price of US$0.08 per share in open market, and 161,960,075 outstanding Class A Ordinary Shares were repurchased with a total consideration of US$13,799 (RMB95,496), at a weighted average price of US$0.09 per share from certain shareholders.

(ac)	Employee benefits
Full time employees of the Group in the PRC participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund and other welfare benefits are provided to the employees. Chinese labor regulations require that the PRC subsidiaries and VIEs of the Group make contributions to the government for these benefits based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government. The Group has no legal obligation for the benefits beyond the contributions made. The total amounts for such employee benefit expenses, which were expensed as incurred, were approximately RMB55,833, RMB30,654 and RMB37,586 for the years ended March 31, 2020, 2021 and 2022, respectively.

(ad)	Taxation
Income taxes
Current income taxes are provided on the basis of income/(loss) for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income taxes are provided using the liability method. Under this method, deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The effect on deferred taxes of a change in tax rates is recognized in the Consolidated Statements of Operations and Comprehensive Loss in the period that the change is enacted in the respective jurisdiction. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized. Deferred income taxes are classified as non-current
in the Consolidated Balance Sheets.
Uncertain tax positions
The Group recognizes a tax benefit associated with an uncertain tax position when, in its judgment, it is more likely than not that the position will be sustained upon examination by a taxing authority. For a tax position that meets the-more-likely-than-not
recognition threshold, the Group initially and subsequently measures the tax benefit as the largest amount that the Group judges to have a greater than 50% likelihood of being realized upon ultimate settlement with a taxing authority. The Group’s liability associated with unrecognized tax benefits is adjusted periodically due to changing circumstances, such as the progress of tax audits, case law developments and new or emerging legislation. Such adjustments are recognized in the period in which they are identified. The Group’s effective tax rate includes the net impact of changes in the liability for unrecognized tax benefits and subsequent adjustments as considered appropriate by management. The Group classifies interest and penalties recognized on the liability for unrecognized tax benefits as income tax expense. As of March 31, 2021 and 2022, the Group did not have any significant unrecognized uncertain tax positions.

(ae)	Statutory reserves
In accordance with China’s Company Laws, the Company’s consolidated VIEs and VIEs’ subsidiaries in PRC must make appropriations from their after-tax
profit (as determined under the Accounting Standards for Business Enterprises as promulgated by the Ministry of Finance of the People’s Republic of China (“PRC GAAP”)) to
non-distributable
reserve funds including (i) statutory surplus fund and (ii) discretionary surplus fund. The appropriation to the statutory surplus fund must be at least 10% of the after-tax
profits calculated in accordance with PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the respective company. Appropriation to the discretionary surplus fund is made at the discretion of the respective company.
Pursuant to the laws applicable to China’s Foreign Investment Enterprises, the Company’s subsidiary that is a foreign investment enterprise in China have to make appropriations from their after-tax
profit (as determined under PRC GAAP) to reserve funds including (i) general reserve fund, (ii) enterprise expansion fund and (iii) staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the after tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the general reserve fund has reached 50% of the registered capital of the respective company. Appropriations to the other two reserve funds are at the respective companies’ discretion.
The Group has made RMB155, RMB701 and nil
appropriations to statutory surplus fund and other reserve funds for Hangzhou Juandou, Shanghai Shiqu and Meilishuo Beijing for the years ended March 31, 2020, 2021 and 2022, respectively. The Company’s other subsidiaries and consolidated VIEs and VIEs’ subsidiaries in China were each in accumulated loss positions.

(af)	Comprehensive income/(loss)
Comprehensive income/(loss) is defined as the change in equity of a company during a period from transactions and other events and circumstances excluding those resulting from investments by shareholders and distributions to shareholders. The Group recognizes foreign currency translation adjustments as other comprehensive income/(loss) in the Consolidated Statements of Operations and Comprehensive Loss. As such adjustments relate to subsidiaries for which the functional currency is not RMB and which do not incur income tax obligations, there are no tax adjustments to arrive at other comprehensive income/(loss) on a net of tax basis.

(ag)	Net income/(loss) per share
Basic net income/(loss) per share is computed by dividing net income/(loss) attributable to holders of ordinary shares, by the weighted average number of ordinary shares outstanding during the period using the two class method. Using the two class method, net income is allocated between ordinary shares and other participating securities (i.e. preferred shares) based on their participating rights. Net loss is not allocated to other participating securities if based on their contractual terms they are not obligated to share in the losses. Diluted net income/(loss) per share is calculated by dividing net income/(loss) attributable to ordinary shareholders, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of ordinary shares issuable upon the exercise of outstanding share options using the treasury stock method. Ordinary equivalent shares are not included in the denominator of the diluted earnings per share calculation when inclusion of such shares would be anti-dilutive.

(ah)	Segment reporting
Operating segments are defined as components of an enterprise engaging in businesses activities for which separate financial information is available that is regularly evaluated by the Group’s chief operating decision makers (“CODM”) in deciding how to allocate resources and assess performance. The Group’s CODM has been identified as the Chief Executive Officer. The Group’s CODM only reviews consolidated results. This resulted in only one operating and reportable segment in the Group.
The Group’s long-lived assets are substantially all located in the PRC and substantially all the Group’s revenues are derived from within the PRC, therefore, no geographical segments are presented.

(ai)	Recent accounting pronouncements
In February 2016, the FASB issued ASU
2016-02,
Leases (Topic 842), which requires that a lessee should recognize the assets and liabilities that arise from operating leases. A lessee should recognize in the balance sheet a liability to make lease payments (the lease liability) and a right-of-use
asset representing its right to use the underlying asset for the lease term. For leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election by class of underlying asset not to recognize lease assets and lease liabilities. If a lessee makes this election, it should recognize lease expenses for such lease generally on a straight-line basis over the lease term. According to the ASU 2020-05, the effective date of new lease standard (topic 842) for private entities is deferred to fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. As an emerging growth company, the Company elected to use the extended transition period for complying with any new or revised financial accounting standards. Therefore, the Group elected to adopt this new guidance for the year ended March 31, 2023 and interim periods in the year ended March 31, 2023. The Group estimates that in the range of approximately RMB12,000 to RMB20,000 would be recognized as total right-of-use assets and total lease liabilities on Consolidated Balance Sheet as of April 1, 2022. Other than disclosed, the Company do not expect the new standard to have a material impact on its consolidated financial statements.
In June 2016, the FASB amended guidance related to the impairment of financial instruments as part of
ASU 2016-13, Financial
Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. This ASU relates to the measurement of credit losses for certain financial assets measured at amortized cost and available-for-sale debt securities.
The FASB further issued Accounting Standards Update
No. 2018-19,
“Codification Improvements to Topic 326, Financial Instruments—Credit Losses,” or ASU
2018-19,
Accounting Standards Update
No. 2019-04,
“Codification Improvements to Topic 326, Financial Instruments—Credit Losses,” or ASU
2019-04,
Accounting Standards Update
No. 2019-05,
“Financial Instruments-Credit Losses (Topic 326): Targeted Transition Relief,” or ASU
2019-05,
Accounting Standards Update
No. 2019-10,
“Financial Instruments-Credit Losses (Topic 326): Effective Dates,” or ASU
2019-10
and Accounting Standards Update
No. 2019-11,
“Codification Improvements to Topic 326, Financial Instruments—Credit Losses,” or ASU
2019-11.
The amendments in these ASUs provide clarifications to ASU
2016-13.
For financial assets measured at amortized cost, ASU 2019-04 requires an entity to (1) estimate its lifetime expected credit losses upon recognition of the financial assets and establish an allowance to present the net amount expected to be collected, (2) recognize this allowance and changes in the allowance during subsequent periods through net income and (3) consider relevant information about past events, current conditions and reasonable and supportable forecasts in assessing the lifetime expected credit losses. For available-for-sale debt securities, ASU 2019-04 made several targeted amendments to the existing other-than-temporary impairment model, including (1) requiring disclosure of the allowance for credit losses, (2) allowing reversals of the previously recognized credit losses until the entity has the intent to sell, is more-likely-than-not required to sell the securities or the maturity of the securities, (3) limiting impairment to the difference between the amortized cost basis and fair value and (4) not allowing entities to consider the length of time that fair value has been less than amortized cost as a factor in evaluating whether a credit loss exists.
According to Accounting Standards Update
No. 2019-10,
“Financial Instruments-Credit Losses (Topic 326): Effective Dates,” for public business entities that are U.S. SEC filers, the amendments in this Update are effective for fiscal years beginning after December 15, 2019. For all other entities, the amendments in this Update are effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. As an emerging growth company, the Company elected to use the extended transition period for complying with any new or revised financial accounting standards. Therefore, the Group elected to adopt this new guidance for the year ended March 31, 2024, including interim periods in the year ended March 31, 2024. The Group is currently evaluating the impact of this new guidance on its consolidated financial statements.
In December 2019, the FASB issued ASU
2019-12—Income
Taxes (Topic 740): Simplifying the Accounting for Income Taxes. This ASU provides an exception to the general methodology for calculating income taxes in an interim period when a year-to-date
loss exceeds the anticipated loss for the year. This update also (1) requires an entity to recognize a franchise tax (or similar tax) that is partially based on income as an income-based tax and account for any incremental amount incurred as a non-income-based
tax, (2) requires an entity to evaluate when a
step-up
in the tax basis of goodwill should be considered part of the business combination in which goodwill was originally recognized for accounting purposes and when it should be considered a separate transaction, and (3) requires that an entity reflect the effect of an enacted change in tax laws or rates in the annual effective tax rate computation in the interim period that includes the enactment date. The amendments in this Update are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020 for public business entities. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. Early adoption of the amendments is permitted. As an emerging growth company, the Company elected to use the extended transition period for complying with any new or revised financial accounting standards. Therefore, the Group elected to adopt this new guidance for the year ended March 31, 2023 and interim periods in the year ended March 31, 2023. The ASU is currently not expected to have a material impact on the consolidated financial statements.
In January 2020, the FASB issued Accounting Standards Update
No. 2020-01,
Investments—Equity Securities (Topic 321), Investments—Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815): Clarifying the Interactions between Topic 321, Topic 323, and Topic 815. The amendments clarified that an entity should consider observable transactions that require it to either apply or discontinue the equity method of accounting for the purposes of applying the measurement alternative in accordance with Topic 321 immediately before applying or upon discontinuing the equity method. The amendments also clarified that for the purpose of applying paragraph
815-10-15-141(a)
an entity should not consider whether, upon the settlement of the forward contract or exercise of the purchased option, individually or with existing investments, the underlying securities would be accounted for under the equity method in Topic 323 or the fair value option in accordance with the financial instruments guidance in Topic 825. An entity also would evaluate the remaining characteristics in paragraph
815-10-15-141
to determine the accounting for those forward contracts and purchased options. For public business entities, the amendments in this Update are effective for fiscal years beginning after December 15, 2020, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2021, and interim periods within those fiscal years. Early adoption is permitted. As an emerging growth company, the standard is effective for the Company for the year ended March 31, 2023 including interim periods in the year ended March 31, 2023. The ASU is currently not expected to have a material impact on the consolidated financial statements.
In May 2021, the FASB issued ASU No. 2021-04, Earnings Per Share (Topic 260), Debt—Modifications and Extinguishments
(Subtopic 470-50), Compensation—Stock Compensation (Topic 718), and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40) to clarify and reduce diversity in an issuer’s accounting for modifications or exchanges of freestanding equity-classified written call options (for example, warrants) that remain equity classified after modification or exchange. The amendments in this update are effective for all entities for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. An entity should apply the amendments prospectively to modifications or exchanges occurring on or after the effective date of the amendments. As an emerging growth company, the standard is effective for the Company for the year ended March 31, 2023 including interim periods in the year ended March 31, 2023. The ASU is currently not expected to have a material impact on the consolidated financial statements.
In October 2021, the FASB issued ASU No. 2021-08, Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers (ASU 2021-08), which clarifies that an acquirer of a business should recognize and measure contract assets and contract liabilities in a business combination in accordance with Topic 606, Revenue from Contracts with Customers. The new amendments are effective for us are effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. The amendments should be applied prospectively to business combinations occurring on or after the effective date of the amendments, with early adoption permitted. The standard is effective for the Company for the year ended March 31, 2024 including interim periods in the year ended March 31, 2024. The Company is in the process of evaluating the impact of the new guidance on its consolidated financial statements.